Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Canadian [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	$ 60.1	$ 53.8
Description of expiration date	expire between 2026 and 2040
US federal [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	$ 167.5	$ 152.3
Description of expiration date	expire between 2021 and 2035
US federal [Member] | Prior to 2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	$ 134.2
Description of expiration date	expire between 2021 and 2037
US federal [Member] | Tax years since 2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry forwards	$ 33.3
Description of expiration date	do not expire